Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year		Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return		Net Income (Loss) (in thousands)
(a)		(b)	(c)	(d)	(e)	(f)		(g)
2024		$1,177,838	$1,177,838	$695,261	$695,261	$0.12	(4)	$(8,860)
2023	(5)	$1,520,455	$1,525,001	$309,234	$311,857	$0.80	(6)	$52,979

Named Executive Officers, Footnote [Text Block]
Year	PEO	Non-PEO NEOs
2024	Saundra Pelletier	Ivy Zhang
2023	Saundra Pelletier	Ivy Zhang, Jay File(5), Katherine Atkinson(5)

PEO Total Compensation Amount	[1]	$ 1,177,838		$ 1,520,455	[2]
PEO Actually Paid Compensation Amount	[3]	$ 1,177,838		1,525,001	[2]
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for applicable FY	$-	$-	$-	$-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	-	-	-	-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	-	-	(406)	-
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	-	-	4,546	2,623
Total Adjustments	$-	$-	$4,140	$2,623

Non-PEO NEO Average Total Compensation Amount	[4]	$ 695,261		309,234	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 695,261		311,857	[2]
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		EVFM TSR vs. Compensation Actually Paid
Compensation Actually Paid vs. Net Income [Text Block]		Net Income (Loss) vs. Compensation Actually Paid
Total Shareholder Return Amount		$ 0.12	[5]	0.80	[6]
Net Income (Loss) Attributable to Parent		$ (8,860,000)		$ 52,979,000	[2]
PEO Name		Saundra Pelletier		Saundra Pelletier
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 4,140
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,623
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in Summary Compensation Table for Applicable FY [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in Summary Compensation Table for Applicable FY [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase/deduction for Awards Granted During Prior FY that Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(406)
Increase/deduction for Awards Granted During Prior FY that Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Increase/deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,546
Increase/deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 2,623

[1]	PEO: Principal Executive Officer. For both 2024 and 2023, Saundra Pelletier was our PEO.
[2]	The Non-PEO NEOs for 2023 includes Katherine Atkinson and Jay File as they were each employed for a short time in the year.
[3]	See table below for amounts deducted or added to calculate executive compensation actually paid, inclusive of an accrual for the estimated bonus not yet paid.
[4]	NEO: Named Executive Officer.
[5]	The closing price of shares of our Common Stock on December 31, 2024 was $0.0099.
[6]	The closing price of shares of our Common Stock on December 31, 2023 was $0.064.